ACCOUNTING POLICIES - SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Atento Luxco Midco, S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento S.A.
Atento Luxco 1, S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Luxco Midco, S.a.r.l
Atalaya Luxco 2. S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Luxco 1. S.A.
Atento Argentina. S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Buenos Aires (Argentina)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	78.28%	87.01%	87.01%
Proportion of ownership interests held by non-controlling interests	4.45%	12.99%	12.99%
Proportion Of Ownership Interests Held By Noncontrolling Interests II	17.27%
Name of parent entity	Atento Luxco 1. S.A.
Name Of Minority Interest Entity	Atalaya Luxco 2. S.a.r.l.
Name Of Minority Interest Entity II	Teleatento del Perú,S.A.C
Global Rossolimo. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios Espana S.A.U. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Spain Holdco 2. S.A.U.
Atento Servicios Tecnicos y Consultoria S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Execution of technological projects and services, and consultancy services
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Barcelona (Spain)
Description of nature of entity's operations and principal activities	Management of specialized employment centers for disabled workers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Execution of technological projects and services, and consultancy services
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Teleservicios España. S.A.U.
Atento B V [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Amsterdam (Netherlands)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Spain Holdco 2. S.A.U.
Teleatento del Peru. S.A.C [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Lima (Peru)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	83.3333%	83.3333%	83.3333%
Proportion of ownership interests held by non-controlling interests	16.6667%	16.6667%	16.6667%
Name of parent entity	Atento B.V.
Name Of Minority Interest Entity	Atento Holding Chile. S.A.
Woknal. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Montevideo (Uruguay)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento B.V.
Atento Colombia. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá DC (Colombia)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	94.97871%	94.97871%	94.97871%
Proportion of ownership interests held by non-controlling interests	0.00424%	0.00424%	0.00424%
Proportion Of Ownership Interests Held By Noncontrolling Interests II	0.00854%	0.00854%	0.00854%
Proportion Of Ownership Interests Held By Noncontrolling Interests III	5.00427%	5.00427%	5.00427%
Proportion Of Ownership Interests Held By Noncontrolling Interests IV	0.00424%	0.00424%	0.00424%
Name of parent entity	Atento B.V.
Name Of Minority Interest Entity	Atento Servicios Auxiliares de Contact Center. S.L.U.
Name Of Minority Interest Entity II	Atento Servicios Técnicos y Consultoría. S.L.U.
Name Of Minority Interest Entity III	Atento Teleservicios España. S.A.U.
Name Of Minority Interest Entity IV	Teleatento del Perú SAC.
Atento Holding Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.9999%	99.9999%	99.9999%
Proportion of ownership interests held by non-controlling interests	0.0001%	0.0001%	0.0001%
Name of parent entity	Atento B.V.
Name Of Minority Interest Entity	Atento Spain Holdco 2
Atento Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Proportion of ownership interests held by non-controlling interests	0.01%	0.01%	0.01%
Name of parent entity	Atento Holding Chile. S.A.
Name Of Minority Interest Entity	Atento B.V.
Atento Educacion Limitada [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.00%	99.00%	99.00%
Proportion of ownership interests held by non-controlling interests	1.00%	1.00%	1.00%
Name of parent entity	Atento Chile. S.A.
Name Of Minority Interest Entity	Atento Holding Chile. S.A.
Atento Centro de Formacion Tecnica [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.00%	99.00%	99.00%
Proportion of ownership interests held by non-controlling interests	1.00%	1.00%	1.00%
Name of parent entity	Atento Chile. S.A.
Name Of Minority Interest Entity	Atento Holding Chile. S.A.
Atento Spain Holdco 4. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Brasil S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.999%	99.999%	99.999%
Proportion of ownership interests held by non-controlling interests	0.001%	0.001%	0.001%
Name of parent entity	Atento Spain Holdco 4. S.A.U.
Name Of Minority Interest Entity	Atento Spain Holdco. S.L.U.
R Brasil Solucoes S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Brasil. S.A.
Atento Spain Holdco 5. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.966%	99.966%	99.966%
Proportion of ownership interests held by non-controlling interests	0.004%	0.004%	0.004%
Name of parent entity	Atento Spain Holdco 5. S.L.U.
Name Of Minority Interest Entity	Atento Spain Holdco. S.L.U.
Atento Puerto Rico. Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guaynabo (Puerto Rico)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Houston, Texas (USA)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Panama. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama City
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atencion y Servicios. S.A. de [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Administrative, professional and consultancy services
Proportion of ownership interest in subsidiary	99.998%	99.998%	99.998%
Proportion of ownership interests held by non-controlling interests	0.002%	0.002%	0.002%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Name Of Minority Interest Entity	Atento Servicios. S.A. de C.V.
Atento Servicios. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Sale of goods and services
Proportion of ownership interest in subsidiary	99.998%	99.998%	99.998%
Proportion of ownership interests held by non-controlling interests	0.002%	0.002%	0.002%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Name Of Minority Interest Entity	Atento Atención y Servicios. S.A. de C.V.
Atento Centroamerica. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.9999%	99.9999%	99.9999%
Proportion of ownership interests held by non-controlling interests	0.0001%	0.0001%	0.0001%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Name Of Minority Interest Entity	Atento El Salvador S.A. de C.V.
Atento de Guatemala. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.99999%	99.99999%	99.99999%
Proportion of ownership interests held by non-controlling interests	0.00001%	0.00001%	0.00001%
Name of parent entity	Atento Centroamérica. S.A.
Name Of Minority Interest Entity	Atento El Salvador S.A. de C.V.
Atento El Salvador. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	City of San Salvador (El Salvador)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	92.5946%	92.5946%	92.5946%
Proportion of ownership interests held by non-controlling interests	7.4054%	7.4054%	7.4054%
Name of parent entity	Atento de Guatemala. S.A.
Name Of Minority Interest Entity	Atento Centroamerica. S.A.
Atento Nicaragua S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nicaragua
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	95.65%	95.65%	95.65%
Proportion of ownership interests held by non-controlling interests	4.35%	4.35%	4.35%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Name Of Minority Interest Entity	Atento Centroamerica. S.A.
Atento Costa Rica S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Costa Rica
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.999%	99.999%	99.999%
Proportion of ownership interests held by non-controlling interests	0.0001%	0.0001%	0.0001%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Name Of Minority Interest Entity	Atento Centroamerica. S.A.
Interservicer - Servicos de BPO Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Nova Interfile Holding Ltda.
Interfile Servicos de BPO Ltda[member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	50.00002%	50.00002%	50.00002%
Proportion of ownership interests held by non-controlling interests	49.99998%	49.99998%	49.99998%
Name of parent entity	Nova Interfile Holding Ltda.
Name Of Minority Interest Entity	Interfile Holding Ltda.
Nova Interfile Holding Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Name of parent entity	Atento Brasil. S.A.
Interservicer Servicos Credito Imobiliario Ltda [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	50.00011%	50.00011%	50.00011%
Proportion of ownership interests held by non-controlling interests	49.99989%	49.99989%	49.99989%
Name of parent entity	Nova Interfile Holding Ltda.
Name Of Minority Interest Entity	Interfile Holding Ltda.